Investment Strategy	Dec. 31, 2023
Lord Abbett Developing Growth Portfolio | Developing Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

The first sentence of the third paragraph under the section titled “More Information About the Funds – Principal Investment Strategies” for each of the remaining Fund’s will be replaced with the following:

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.

Please retain this document for your future reference.

Lord Abbett Dividend Growth Portfolio | Dividend Growth Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

The first sentence of the third paragraph under the section titled “More Information About the Funds – Principal Investment Strategies” for each of the remaining Fund’s will be replaced with the following:

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.

Please retain this document for your future reference.

Lord Abbett Fundamental Equity Portfolio | Fundamental Equity Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

The first sentence of the fourth paragraph under the section titled “More Information About the Funds – Principal Investment Strategies” relating to the Lord Abbett Fundamental Equity Fund, Lord Abbett Fundamental Equity Portfolio, and Lord Abbett Micro Cap Growth Fund will be replaced with the following:

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.

Please retain this document for your future reference.

Lord Abbett Growth and Income Portfolio | Growth and Income Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

The first sentence of the third paragraph under the section titled “More Information About the Funds – Principal Investment Strategies” for each of the remaining Fund’s will be replaced with the following:

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.

Please retain this document for your future reference.

Lord Abbett Growth Opportunities Portfolio | Growth Opportunities Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

The first sentence of the third paragraph under the section titled “More Information About the Funds – Principal Investment Strategies” for each of the remaining Fund’s will be replaced with the following:

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.

Please retain this document for your future reference.

Lord Abbett Mid Cap Stock Portfolio | Mid Cap Stock Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]

The first sentence of the third paragraph under the section titled “More Information About the Funds – Principal Investment Strategies” for each of the remaining Fund’s will be replaced with the following:

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, ADRs, Global Depositary Receipts (“GDRs”), and other similar depositary receipts.

Please retain this document for your future reference.